UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	November 30
Date of reporting period:	May 31, 2024
Kingsbarn Tactical Bond ETF

Item #1(a). Reports to Stockholders.

SEMI-ANNUAL REPORT

For the Six Months Ended May 31, 2024 (unaudited)

Kingsbarn Tactical Bond ETF
(KDRN)

KINGSBARN TACTICAL BOND ETF

Important Disclosure Statement

The Kingsbarn Tactical Bond ETF’s (the “Fund”) summary prospectus and prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s summary prospectus or prospectus containing this and other important information, please call 866-788-7878. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Kingsbarn Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and does not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of May 31, 2024 and are subject to change at any time. For most recent information, please call 866-788-7878.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Shareholder LetterMay 31, 2024

The performance of bond portfolios over the past 6 months was intricately linked to the prevailing interest rate environment and the Federal Reserve’s policy decisions. The Kingsbarn Tactical Bond ETF (“KDRN”) successfully navigated this challenging environment, adjusting portfolio exposures in response to interest rate expectations. Over the past six months, KDRN (NAV) gained +2.71% versus the Bloomberg US Aggregate Bond Index1 return of +2.12% representing +0.59% of excess return.

KDRN’s core bond portfolio is invested in multiple liquid, cost-effective ETFs that in aggregate have similar characteristics to the Bloomberg US Aggregate Bond Index1 in terms of duration and credit quality. Small portfolio adjustments to the core portfolio remain, including a tactical allocation away from Investment Grade Bonds into TIPS (Treasury Inflation-Protected Securities) and shorter maturity Treasuries. These portfolio tilts are based on expectations of a reversal of historically low credit spreads and continued inflationary pressures.

In addition to KDRN’s core bond ETF holdings, KDRN employs a unique active duration2 management strategy which relies on forecasting the movement of future interest rates and modifying the portfolio’s interest rate sensitivity based upon this forecast. This strategy actively adjusts the duration of the core bond ETF portfolio to preserve value when an increase in interest rates is anticipated and increase portfolio duration when interest rates are expected to decline. We use liquid, exchange-traded 10 Year Treasury futures to adjust portfolio duration leaving core ETF holdings intact. Since inception, our active management of duration provided positive excess return during a time of heightened monetary policy uncertainty.

Looking forward, we believe interest rate movements will continue to be the dominant factor driving fixed income markets. Over the past six months, the 10 Year Treasury yield saw significant fluctuations dipping to a low of 3.79% in December 2023 and then increasing to 4.70% at the end of April 2024. This yield volatility was indicative of changing market sentiment about Fed policy and underlying economic growth and inflation dynamics.

We believe KDRN is a distinct product that can exploit continued yield curve volatility as we seek an active management approach to duration risk in an effort to maximize total returns for investors. It is our view that typical fixed income managers pay little attention to duration2, seeing themselves primarily as bottom-up credit investors who specialize in sector and security selection. In

1The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

2The length of time to maturity/expiration date of the futures contract(s).

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Shareholder Letter - continuedMay 31, 2024

our view, funds that adopt a flexible duration mandate will be better positioned to mitigate risks and capitalize on opportunities in the evolving bond market. The ability to adapt to the changing interest rate landscape and interpret the Federal Reserve’s signals will remain essential for optimizing bond portfolios in the coming year.

All performance numbers for KDRN and benchmark are sourced through Bloomberg for the six-month period ended 05.31.2024.

Must be accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may only be acquired or redeemed from the fund in creation units. Brokerage commissions will reduce returns.

Fund risks: When the Fund invests in Underlying Bond Funds, it is subject to the risks associated with those investment companies, (such as the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector). Underlying Bond Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Bond Funds, in addition to Fund expenses. While fixed-income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment grade securities. The Fund will use derivative instruments such as futures contracts and the Underlying Bond Funds may use derivative instruments such as swaps, foreign currency exchange forward contracts, futures contracts and options on futures contracts. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. To the extent the Fund invests in Underlying Bond Funds that invest in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities.

Kingsbarn Tactical Bond ETF is distributed by Foreside Fund Services, LLC.

KINGSBARN TACTICAL BOND ETF

Portfolio Compositionas of May 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Exchange Traded Funds:
Ultra Short Bond	19.95%
Corporate	19.61%
Mortgage	19.48%
Government	19.10%
Inflation Protected	14.66%
92.80%

Futures unrealized appreciation	0.11%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of Investments
May 31, 2024 (unaudited)

	Security Description	Shares	Value
92.80%	EXCHANGE TRADED FUNDS

19.61%	CORPORATE
	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,100	$224,469

19.10%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	2,356	218,637

19.48%	MORTGAGE
	iShares MBS ETF	2,450	222,974

14.66%	INFLATION PROTECTED
	iShares TIPS Bond ETF	1,572	167,732

19.95%	ULTRA SHORT BOND
	iShares 0-3 Month Treasury Bond ETF	2,266	228,300

92.80%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $1,091,386)		1,062,112

92.80%	TOTAL INVESTMENTS
	(Cost: $1,091,386)		1,062,112
7.20%	Other assets, net of liabilities		82,375
100.00%	NET ASSETS		$1,144,487

Schedule of Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
5	10-Year US Treasury Note Futures	September 18, 2024	$542,746	$543,984	$1,239

0.11% TOTAL FUTURES CONTRACTS			$542,746	$543,984	$1,239

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statement of Assets and LiabilitiesMay 31, 2024 (unaudited)

ASSETS
Investments at value (cost of $1,091,386) (Note 1)	$1,062,112
Cash	34,783
Cash at Broker	47,274
Unrealized appreciation of open futures contracts	1,239
TOTAL ASSETS	1,145,408

LIABILITIES
Accrued advisory fees	921
TOTAL LIABILITIES	921
NET ASSETS	$1,144,487

Net Assets Consist of:
Paid-in capital	$1,307,670
Distributable earnings (accumulated deficits)	(163,183)
Net Assets	$1,144,487

NET ASSET VALUE PER SHARE
Net Assets	$1,144,487
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	50,000
Net Asset Value and Offering Price Per Share	$22.89

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statement of OperationsFor the six months ended May 31, 2024 (unaudited)

INVESTMENT INCOME
Dividend income	$25,168
Total investment income	25,168

EXPENSES
Advisory fees (Note 2)	8,886
Total expenses	8,886
Advisory fee waivers (Note 2)	(2,133)
Net expenses	6,753
Net investment income (loss)	18,415

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	11,471
Net realized gain (loss) on futures contracts	4,772
Net realized gain (loss) on investments and futures contracts	16,243

Net change in unrealized appreciation (depreciation) of investments	(5,874)
Net change in unrealized appreciation (depreciation) on futures contracts	5,395
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(479)

Net realized and unrealized gain (loss)	15,764

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$34,179

(1)Included realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statements of Changes in Net Assets

	For the six months ended May 31, 2024 (unaudited)	For the year ended November 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$18,415	$30,567
Net realized gain (loss) on investments and futures contracts	16,243	(112,633)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and futures contracts	(479)	113,639
Increase (decrease) in net assets from operations	34,179	31,573

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(18,604)	(25,778)
Decrease in net assets from distributions	(18,604)	(25,778)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	573,349	3,378,416
Shares redeemed	(571,127)	(3,348,348)
Increase (decrease) in net assets from capital stock transactions	2,222	30,068

NET ASSETS
Increase (decrease) during period	17,797	35,863
Beginning of period	1,126,690	1,090,827
End of period	$1,144,487	$1,126,690

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	For the six months ended May 31, 2024 (unaudited)		For the year ended November 30, 2023	December 20, 2021* through November 30, 2022

Net asset value, beginning of period	$22.53		$21.82	$25.00
Investment activities
Net investment income (loss)(1)	0.30		0.62	0.38
Net realized and unrealized gain (loss) on investments(2)	0.32		0.61	(3.22)
Total from investment activities	0.62		1.23	(2.84)
Distributions
Net investment income	(0.26)		(0.52)	(0.34)
Total distributions	(0.26)		(0.52)	(0.34)
Net asset value, end of period	$22.89		$22.53	$21.82

Total Return(3)	2.71%		5.69%	(11.28%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.25%		1.25%	1.25%
Expenses, net of waiver (Note 2)	0.95%		0.95%	0.95%
Net investment income (loss)	2.59%		2.74%	1.76%
Portfolio turnover rate(5)	0.00	%(6)	92.42%	66.77%
Net assets, end of period (000’s)	$1,144		$1,127	$1,091

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

(6)Ratio is zero due to the Fund not purchasing any long-term securities during the period.

*Commencement of Operations.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial StatementsMay 31, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Kingsbarn Tactical Bond ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933. The Fund commenced operations on December 20, 2021.

The Fund’s objective is to maximize total return.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets Kingsbarn Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of May 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$1,062,112	$—	$—	$1,062,112

Other Financial Instruments
Futures Contracts*	$1,239	$—	$—	$1,239

*Futures contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the six months ended May 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date.

Cash

Cash, if any, consists of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash at Brokers and Due to Broker

Cash at broker is held as collateral. As of May 31, 2024, $47,274 of the Fund’s cash was deposited with a broker. During the six months ended May 31, 2024, there were no amounts due to broker.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended May 31, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund may purchase derivative instruments or engage in transactions in derivative transactions, including futures contracts. The Advisor tactically manages the duration exposure of the Fund’s bond portfolio to generate excess returns. The management of the portfolio’s duration exposure is driven by a directional, short-term interest rate forecast by the Advisor which then drives the Adviser’s decisions to purchase or sell the 10-Year Treasury Futures for the Fund’s portfolio. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks concerning its use of derivatives. The following are the derivatives held by the Fund on May 31, 2024:

Value of Asset Derivatives
Futures Contracts	$1,239	*

*Statement of Assets and Liabilities location: Unrealized appreciation of open futures contracts.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is interest rate risk for the Fund for the six months ended May 31, 2024 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Long Futures Contracts	$(3,378)	$5,394
Short Futures Contracts	8,150	—
	$4,772	$5,394

*Statement of Operations location: Net realized gain (loss) on futures contracts.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

The following indicates the average monthly volume for the six months ended May 31, 2024 is as follows:

Average monthly notional value of:
Derivative	Notional Value
Long Futures Contracts	$ 659,044
Short Futures Contracts	(667,235)

The futures contracts are exchange traded and do not require off-setting, therefore no additional disclosures regarding netting arrangements are required.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Kingsbarn Tactical Bond ETF	10,000	$250	$228,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Trust’s Board of Trustees; and (iii) is responsible for oversight of the subadvisor. For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, of 1.25% of the Fund’s daily net assets. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Fund, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisor has contractually agreed to waive its advisory fee to an annual rate of 0.95% of the daily net assets of the Fund until March 31, 2025, and the Advisor may not terminate this arrangement prior to that date. The Advisor is not entitled to recover any previously waived fees.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor was established in 2016 and

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

is owned by Vident Capital Holdings, LLC. The Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the annual rate of 0.045% on assets up to $250,000,000, 0.04% on assets from $250,000,000 to $500,000,000, and 0.035% on assets in excess of $500,000,000, subject to a minimum annual fee of $25,000. If the Advisor and Trust elect to have the Sub-Advisor manage the strategy through the use of individual bonds, rather than ETFs, once the Fund reaches $500,000,000 in assets the Sub-Advisor’s fee will be at an annual rate of 0.06% on assets up to $500,000,000 and 0.055% on assets in excess of $500,000,000, calculated daily and payable monthly as a percentage of the Fund’s daily net assets.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended May 31, 2024 were as follows:

Purchases	Sales
—	—

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended May 31, 2024 were as follows:

Purchases	Sales	Realized Gains (Losses)
$534,150	$536,812	$11,170

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions paid were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Distributions paid from:
Ordinary income	$18,604	$25,778

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

As of May 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$5,303
Accumulated net realized gain (loss) on investments	(140,452)
Net unrealized appreciation (depreciation) on investments and futures contracts	(28,035)
$(163,184)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$1,091,386	$3,399	$(31,434)	$(28,035)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of at least 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2024 (unaudited)

Shares of beneficial interest transactions for the Fund were:

	Six months ended May 31, 2024	Year ended November 30, 2023
Shares sold	25,000	150,000
Shares redeemed	(25,000)	(150,000)
Net increase (decrease)	—	—

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distribution to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
June 26, 2024	June 25, 2024	Net investment income	$9,290

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 866-788-7878 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 866-788-7878 or on the SEC’s website at https://www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for open-end funds; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 1, 2023 and held for the six months ended May 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 12/1/23	Ending Account Value 5/31/24	Annualized Expense Ratio	Expenses Paid During Period Ended 5/31/24*
Kingsbarn Tactical Bond ETF	$1,000.00	$1,016.20	0.95%	$4.79
Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.80

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Kingsbarn Capital Management, LLC
1645 Village Center Circle, Suite 200
Las Vegas, Nevada 89134

Investment Sub-Advisor:

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

  1(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public accountant: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 19, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 19, 2024

* Print the name and title of each signing officer under his or her signature.